Document and Entity Information	12 Months Ended
Nov. 01, 2011
Risk/Return:
Document Type	Other
Document Period End Date	Jun 30, 2011
Registrant Name	JPMorgan Trust I
Central Index Key	0001217286
Amendment Flag	false
Document Creation Date	Jun 29, 2012
Document Effective Date	Jun 29, 2012
Prospectus Date	Nov 1, 2011

J.P. MORGAN U.S. EQUITY FUNDS

JPMorgan U.S. Dynamic Plus Fund

JPMorgan U.S. Large Cap Core Plus Fund

(All Share Classes)

(a series of JPMorgan Trust I)

Supplement dated July 1, 2012

to the prospectuses dated November 1, 2011, as supplemented

Effective immediately, the “Annual Fund Operating Expenses” and “Example” tables for the JPMorgan U.S. Dynamic Plus Fund and the JPMorgan U.S. Large Cap Core Plus Fund (the Funds) in the Funds’ prospectuses are hereby replaced with the corresponding tables below.

JPMorgan U.S. Dynamic Plus Fund

The tables below replace the corresponding tables on pages 39-40 of the Class A, Class C and Select Class Shares prospectus.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Select Class
Management Fees	1.25%	1.25%	1.25%
Distribution (Rule 12b-1) Fees	0.25	0.75	NONE
Other Expenses	0.98	0.98	0.98
Dividend Expenses on Short Sales	0.50	0.50	0.50
Shareholder Service Fees	0.25	0.25	0.25
Remainder of Other Expenses	0.23	0.23	0.23
Acquired Fund Fees and Expenses	0.11	0.11	0.11

Total Annual Fund Operating Expenses	2.59	3.09	2.34
Fee Waivers and Expense Reimbursements[1]	(0.68)	(0.68)	(0.68)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1]	1.91	2.41	1.66

1	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class A, Class C and Select Class Shares (excluding Acquired Fund Fees and Expenses, Dividend Expenses Relating to Short Sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 1.30%, 1.80% and 1.05%, respectively, of their average net assets. This contract cannot be terminated prior to 11/1/13 at which time the Service Providers will determine whether or not to renew or revise it.

Example

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes you invest $10,000 in the Fund for the time periods indicated. The example also assumes that you investment has a 5% return each year and that the Fund’s operating expenses are equal to total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/13 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	709	1,227	1,771	3,248
CLASS C SHARES ($)	344	890	1,561	3,355
SELECT CLASS SHARES ($)	169	665	1,189	2,624

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	709	1,227	1,771	3,248
CLASS C SHARES ($)	244	890	1,561	3,355
SELECT CLASS SHARES ($)	169	665	1,189	2,624

JPMorgan U.S. Large Cap Core Plus Fund

The tables below replace the corresponding tables on page 47 of the Class A, Class C and Select Class Shares prospectus.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Select Class
Management Fees	1.00%	1.00%	1.00%
Distribution (Rule 12b-1) Fees	0.25	0.75	NONE
Other Expenses	0.97	0.97	0.97
Dividend Expenses on Short Sales	0.59	0.59	0.59
Shareholder Service Fees	0.25	0.25	0.25
Remainder of Other Expenses	0.13	0.13	0.13
Acquired Fund Fees and Expenses	0.01	0.01	0.01

Total Annual Fund Operating Expenses	2.23	2.73	1.98
Fee Waivers and Expense Reimbursements[1]	(0.33)	(0.33)	(0.33)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1]	1.90	2.40	1.65

1	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class A, Class C and Select Class Shares (excluding Acquired Fund Fees and Expenses, Dividend Expenses Relating to Short Sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 1.30%, 1.80% and 1.05%, respectively, of their average net assets. This contract cannot be terminated prior to 11/1/13 at which time the Service Providers will determine whether or not to renew or revise it.

Example

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes you invest $10,000 in the Fund for the time periods indicated. The example also assumes that you investment has a 5% return each year and that the Fund’s operating expenses are equal to total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/13 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	709	1,156	1,629	2,931
CLASS C SHARES ($)	343	816	1,415	3,037
SELECT CLASS SHARES ($)	168	589	1,037	2,280

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	709	1,156	1,629	2,931
CLASS C SHARES ($)	243	816	1,415	3,037
SELECT CLASS SHARES ($)	168	589	1,037	2,280

The tables below replace the corresponding tables on page 58 of the Class R2 and Class R5 Shares prospectus.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class R2	Class R5
Management Fees	1.00%	1.00%
Distribution (Rule 12b-1) Fees	0.50	NONE
Other Expenses	0.96	0.76
Dividend Expenses on Short Sales	0.59	0.59
Shareholder Service Fees	0.25	0.05
Remainder of Other Expenses	0.12	0.12
Acquired Fund Fees and Expenses	0.01	0.01

Total Annual Fund Operating Expenses	2.47	1.77
Fee Waivers and Expense Reimbursements[1]	(0.32)	(0.32)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1]	2.15	1.45

1	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class R2 and Class R5 Shares (excluding Acquired Fund Fees and Expenses, Dividend Expenses Relating to Short Sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 1.55% and 0.85%, respectively, of their average net assets. This contract cannot be terminated prior to 11/1/13 at which time the Service Providers will determine whether or not to renew or revise it.

Example

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes you invest $10,000 in the Fund for the time periods indicated. The example also assumes that you investment has a 5% return each year and that the Fund’s operating expenses are equal to total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/13 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS R2 SHARES ($)	218	739	1,289	2,782
CLASS R5 SHARES ($)	148	526	929	2,057

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH

THE PROSPECTUSES FOR FUTURE REFERENCE

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JPMorgan Trust I
Prospectus Date	rr_ProspectusDate	Nov 1, 2011
Supplement Text Block	jpmt4_SupplementTextBlock

J.P. MORGAN U.S. EQUITY FUNDS

JPMorgan U.S. Dynamic Plus Fund

JPMorgan U.S. Large Cap Core Plus Fund

(All Share Classes)

(a series of JPMorgan Trust I)

Supplement dated July 1, 2012

to the prospectuses dated November 1, 2011, as supplemented

Effective immediately, the “Annual Fund Operating Expenses” and “Example” tables for the JPMorgan U.S. Dynamic Plus Fund and the JPMorgan U.S. Large Cap Core Plus Fund (the Funds) in the Funds’ prospectuses are hereby replaced with the corresponding tables below.

JPMorgan U.S. Dynamic Plus Fund

The tables below replace the corresponding tables on pages 39-40 of the Class A, Class C and Select Class Shares prospectus.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Select Class
Management Fees	1.25%	1.25%	1.25%
Distribution (Rule 12b-1) Fees	0.25	0.75	NONE
Other Expenses	0.98	0.98	0.98
Dividend Expenses on Short Sales	0.50	0.50	0.50
Shareholder Service Fees	0.25	0.25	0.25
Remainder of Other Expenses	0.23	0.23	0.23
Acquired Fund Fees and Expenses	0.11	0.11	0.11

Total Annual Fund Operating Expenses	2.59	3.09	2.34
Fee Waivers and Expense Reimbursements[1]	(0.68)	(0.68)	(0.68)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1]	1.91	2.41	1.66

1	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class A, Class C and Select Class Shares (excluding Acquired Fund Fees and Expenses, Dividend Expenses Relating to Short Sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 1.30%, 1.80% and 1.05%, respectively, of their average net assets. This contract cannot be terminated prior to 11/1/13 at which time the Service Providers will determine whether or not to renew or revise it.

Example

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes you invest $10,000 in the Fund for the time periods indicated. The example also assumes that you investment has a 5% return each year and that the Fund’s operating expenses are equal to total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/13 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	709	1,227	1,771	3,248
CLASS C SHARES ($)	344	890	1,561	3,355
SELECT CLASS SHARES ($)	169	665	1,189	2,624

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	709	1,227	1,771	3,248
CLASS C SHARES ($)	244	890	1,561	3,355
SELECT CLASS SHARES ($)	169	665	1,189	2,624

JPMorgan U.S. Large Cap Core Plus Fund

The tables below replace the corresponding tables on page 47 of the Class A, Class C and Select Class Shares prospectus.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Select Class
Management Fees	1.00%	1.00%	1.00%
Distribution (Rule 12b-1) Fees	0.25	0.75	NONE
Other Expenses	0.97	0.97	0.97
Dividend Expenses on Short Sales	0.59	0.59	0.59
Shareholder Service Fees	0.25	0.25	0.25
Remainder of Other Expenses	0.13	0.13	0.13
Acquired Fund Fees and Expenses	0.01	0.01	0.01

Total Annual Fund Operating Expenses	2.23	2.73	1.98
Fee Waivers and Expense Reimbursements[1]	(0.33)	(0.33)	(0.33)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1]	1.90	2.40	1.65

1	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class A, Class C and Select Class Shares (excluding Acquired Fund Fees and Expenses, Dividend Expenses Relating to Short Sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 1.30%, 1.80% and 1.05%, respectively, of their average net assets. This contract cannot be terminated prior to 11/1/13 at which time the Service Providers will determine whether or not to renew or revise it.

Example

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes you invest $10,000 in the Fund for the time periods indicated. The example also assumes that you investment has a 5% return each year and that the Fund’s operating expenses are equal to total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/13 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	709	1,156	1,629	2,931
CLASS C SHARES ($)	343	816	1,415	3,037
SELECT CLASS SHARES ($)	168	589	1,037	2,280

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	709	1,156	1,629	2,931
CLASS C SHARES ($)	243	816	1,415	3,037
SELECT CLASS SHARES ($)	168	589	1,037	2,280

The tables below replace the corresponding tables on page 58 of the Class R2 and Class R5 Shares prospectus.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class R2	Class R5
Management Fees	1.00%	1.00%
Distribution (Rule 12b-1) Fees	0.50	NONE
Other Expenses	0.96	0.76
Dividend Expenses on Short Sales	0.59	0.59
Shareholder Service Fees	0.25	0.05
Remainder of Other Expenses	0.12	0.12
Acquired Fund Fees and Expenses	0.01	0.01

Total Annual Fund Operating Expenses	2.47	1.77
Fee Waivers and Expense Reimbursements[1]	(0.32)	(0.32)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1]	2.15	1.45

1	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class R2 and Class R5 Shares (excluding Acquired Fund Fees and Expenses, Dividend Expenses Relating to Short Sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 1.55% and 0.85%, respectively, of their average net assets. This contract cannot be terminated prior to 11/1/13 at which time the Service Providers will determine whether or not to renew or revise it.

Example

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes you invest $10,000 in the Fund for the time periods indicated. The example also assumes that you investment has a 5% return each year and that the Fund’s operating expenses are equal to total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/13 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS R2 SHARES ($)	218	739	1,289	2,782
CLASS R5 SHARES ($)	148	526	929	2,057

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH

THE PROSPECTUSES FOR FUTURE REFERENCE

A, C, Select Shares | JPMorgan U.S. Dynamic Plus Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement Text Block	jpmt4_SupplementTextBlock

J.P. MORGAN U.S. EQUITY FUNDS

JPMorgan U.S. Dynamic Plus Fund

JPMorgan U.S. Large Cap Core Plus Fund

(All Share Classes)

(a series of JPMorgan Trust I)

Supplement dated July 1, 2012

to the prospectuses dated November 1, 2011, as supplemented

Effective immediately, the “Annual Fund Operating Expenses” and “Example” tables for the JPMorgan U.S. Dynamic Plus Fund and the JPMorgan U.S. Large Cap Core Plus Fund (the Funds) in the Funds’ prospectuses are hereby replaced with the corresponding tables below.

JPMorgan U.S. Dynamic Plus Fund

The tables below replace the corresponding tables on pages 39-40 of the Class A, Class C and Select Class Shares prospectus.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Select Class
Management Fees	1.25%	1.25%	1.25%
Distribution (Rule 12b-1) Fees	0.25	0.75	NONE
Other Expenses	0.98	0.98	0.98
Dividend Expenses on Short Sales	0.50	0.50	0.50
Shareholder Service Fees	0.25	0.25	0.25
Remainder of Other Expenses	0.23	0.23	0.23
Acquired Fund Fees and Expenses	0.11	0.11	0.11

Total Annual Fund Operating Expenses	2.59	3.09	2.34
Fee Waivers and Expense Reimbursements[1]	(0.68)	(0.68)	(0.68)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1]	1.91	2.41	1.66

1	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class A, Class C and Select Class Shares (excluding Acquired Fund Fees and Expenses, Dividend Expenses Relating to Short Sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 1.30%, 1.80% and 1.05%, respectively, of their average net assets. This contract cannot be terminated prior to 11/1/13 at which time the Service Providers will determine whether or not to renew or revise it.

Example

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes you invest $10,000 in the Fund for the time periods indicated. The example also assumes that you investment has a 5% return each year and that the Fund’s operating expenses are equal to total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/13 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	709	1,227	1,771	3,248
CLASS C SHARES ($)	344	890	1,561	3,355
SELECT CLASS SHARES ($)	169	665	1,189	2,624

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	709	1,227	1,771	3,248
CLASS C SHARES ($)	244	890	1,561	3,355
SELECT CLASS SHARES ($)	169	665	1,189	2,624

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	10/31/13
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes you invest $10,000 in the Fund for the time periods indicated. The example also assumes that you investment has a 5% return each year and that the Fund’s operating expenses are equal to total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/13 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
A, C, Select Shares | JPMorgan U.S. Dynamic Plus Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.98%
Dividend Expenses on Short Sales	rr_Component3OtherExpensesOverAssets	0.50%
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.23%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.11%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.59%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.68%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.91%	[1]
1 Year	rr_ExpenseExampleYear01	709
3 Years	rr_ExpenseExampleYear03	1,227
5 Years	rr_ExpenseExampleYear05	1,771
10 Years	rr_ExpenseExampleYear10	3,248
1 Year	rr_ExpenseExampleNoRedemptionYear01	709
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,227
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,771
10 Years	rr_ExpenseExampleNoRedemptionYear10	3,248
A, C, Select Shares | JPMorgan U.S. Dynamic Plus Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.98%
Dividend Expenses on Short Sales	rr_Component3OtherExpensesOverAssets	0.50%
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.23%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.11%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.09%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.68%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	2.41%	[1]
1 Year	rr_ExpenseExampleYear01	344
3 Years	rr_ExpenseExampleYear03	890
5 Years	rr_ExpenseExampleYear05	1,561
10 Years	rr_ExpenseExampleYear10	3,355
1 Year	rr_ExpenseExampleNoRedemptionYear01	244
3 Years	rr_ExpenseExampleNoRedemptionYear03	890
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,561
10 Years	rr_ExpenseExampleNoRedemptionYear10	3,355
A, C, Select Shares | JPMorgan U.S. Dynamic Plus Fund | Select Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.98%
Dividend Expenses on Short Sales	rr_Component3OtherExpensesOverAssets	0.50%
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.23%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.11%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.34%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.68%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.66%	[1]
1 Year	rr_ExpenseExampleYear01	169
3 Years	rr_ExpenseExampleYear03	665
5 Years	rr_ExpenseExampleYear05	1,189
10 Years	rr_ExpenseExampleYear10	2,624
1 Year	rr_ExpenseExampleNoRedemptionYear01	169
3 Years	rr_ExpenseExampleNoRedemptionYear03	665
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,189
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,624
A, C, Select Shares | JPMorgan U.S. Large Cap Core Plus Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement Text Block	jpmt4_SupplementTextBlock

J.P. MORGAN U.S. EQUITY FUNDS

JPMorgan U.S. Dynamic Plus Fund

JPMorgan U.S. Large Cap Core Plus Fund

(All Share Classes)

(a series of JPMorgan Trust I)

Supplement dated July 1, 2012

to the prospectuses dated November 1, 2011, as supplemented

Effective immediately, the “Annual Fund Operating Expenses” and “Example” tables for the JPMorgan U.S. Dynamic Plus Fund and the JPMorgan U.S. Large Cap Core Plus Fund (the Funds) in the Funds’ prospectuses are hereby replaced with the corresponding tables below.

JPMorgan U.S. Large Cap Core Plus Fund

The tables below replace the corresponding tables on page 47 of the Class A, Class C and Select Class Shares prospectus.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Select Class
Management Fees	1.00%	1.00%	1.00%
Distribution (Rule 12b-1) Fees	0.25	0.75	NONE
Other Expenses	0.97	0.97	0.97
Dividend Expenses on Short Sales	0.59	0.59	0.59
Shareholder Service Fees	0.25	0.25	0.25
Remainder of Other Expenses	0.13	0.13	0.13
Acquired Fund Fees and Expenses	0.01	0.01	0.01

Total Annual Fund Operating Expenses	2.23	2.73	1.98
Fee Waivers and Expense Reimbursements[1]	(0.33)	(0.33)	(0.33)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1]	1.90	2.40	1.65

1	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class A, Class C and Select Class Shares (excluding Acquired Fund Fees and Expenses, Dividend Expenses Relating to Short Sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 1.30%, 1.80% and 1.05%, respectively, of their average net assets. This contract cannot be terminated prior to 11/1/13 at which time the Service Providers will determine whether or not to renew or revise it.

Example

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes you invest $10,000 in the Fund for the time periods indicated. The example also assumes that you investment has a 5% return each year and that the Fund’s operating expenses are equal to total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/13 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	709	1,156	1,629	2,931
CLASS C SHARES ($)	343	816	1,415	3,037
SELECT CLASS SHARES ($)	168	589	1,037	2,280

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	709	1,156	1,629	2,931
CLASS C SHARES ($)	243	816	1,415	3,037
SELECT CLASS SHARES ($)	168	589	1,037	2,280

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	10/31/13
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes you invest $10,000 in the Fund for the time periods indicated. The example also assumes that you investment has a 5% return each year and that the Fund’s operating expenses are equal to total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/13 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
A, C, Select Shares | JPMorgan U.S. Large Cap Core Plus Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.97%
Dividend Expenses on Short Sales	rr_Component3OtherExpensesOverAssets	0.59%
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.13%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.23%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.33%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.90%	[1]
1 Year	rr_ExpenseExampleYear01	709
3 Years	rr_ExpenseExampleYear03	1,156
5 Years	rr_ExpenseExampleYear05	1,629
10 Years	rr_ExpenseExampleYear10	2,931
1 Year	rr_ExpenseExampleNoRedemptionYear01	709
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,156
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,629
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,931
A, C, Select Shares | JPMorgan U.S. Large Cap Core Plus Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.97%
Dividend Expenses on Short Sales	rr_Component3OtherExpensesOverAssets	0.59%
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.13%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.73%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.33%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	2.40%	[1]
1 Year	rr_ExpenseExampleYear01	343
3 Years	rr_ExpenseExampleYear03	816
5 Years	rr_ExpenseExampleYear05	1,415
10 Years	rr_ExpenseExampleYear10	3,037
1 Year	rr_ExpenseExampleNoRedemptionYear01	243
3 Years	rr_ExpenseExampleNoRedemptionYear03	816
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,415
10 Years	rr_ExpenseExampleNoRedemptionYear10	3,037
A, C, Select Shares | JPMorgan U.S. Large Cap Core Plus Fund | Select Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.97%
Dividend Expenses on Short Sales	rr_Component3OtherExpensesOverAssets	0.59%
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.13%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.98%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.33%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.65%	[1]
1 Year	rr_ExpenseExampleYear01	168
3 Years	rr_ExpenseExampleYear03	589
5 Years	rr_ExpenseExampleYear05	1,037
10 Years	rr_ExpenseExampleYear10	2,280
1 Year	rr_ExpenseExampleNoRedemptionYear01	168
3 Years	rr_ExpenseExampleNoRedemptionYear03	589
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,037
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,280
R2, R5 Shares | JPMorgan U.S. Large Cap Core Plus Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement Text Block	jpmt4_SupplementTextBlock

J.P. MORGAN U.S. EQUITY FUNDS

JPMorgan U.S. Dynamic Plus Fund

JPMorgan U.S. Large Cap Core Plus Fund

(All Share Classes)

(a series of JPMorgan Trust I)

Supplement dated July 1, 2012

to the prospectuses dated November 1, 2011, as supplemented

Effective immediately, the “Annual Fund Operating Expenses” and “Example” tables for the JPMorgan U.S. Dynamic Plus Fund and the JPMorgan U.S. Large Cap Core Plus Fund (the Funds) in the Funds’ prospectuses are hereby replaced with the corresponding tables below.

JPMorgan U.S. Large Cap Core Plus Fund

The tables below replace the corresponding tables on page 58 of the Class R2 and Class R5 Shares prospectus.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class R2	Class R5
Management Fees	1.00%	1.00%
Distribution (Rule 12b-1) Fees	0.50	NONE
Other Expenses	0.96	0.76
Dividend Expenses on Short Sales	0.59	0.59
Shareholder Service Fees	0.25	0.05
Remainder of Other Expenses	0.12	0.12
Acquired Fund Fees and Expenses	0.01	0.01

Total Annual Fund Operating Expenses	2.47	1.77
Fee Waivers and Expense Reimbursements[1]	(0.32)	(0.32)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1]	2.15	1.45

1	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class R2 and Class R5 Shares (excluding Acquired Fund Fees and Expenses, Dividend Expenses Relating to Short Sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 1.55% and 0.85%, respectively, of their average net assets. This contract cannot be terminated prior to 11/1/13 at which time the Service Providers will determine whether or not to renew or revise it.

Example

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes you invest $10,000 in the Fund for the time periods indicated. The example also assumes that you investment has a 5% return each year and that the Fund’s operating expenses are equal to total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/13 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS R2 SHARES ($)	218	739	1,289	2,782
CLASS R5 SHARES ($)	148	526	929	2,057

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH

THE PROSPECTUSES FOR FUTURE REFERENCE

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	10/31/13
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes you invest $10,000 in the Fund for the time periods indicated. The example also assumes that you investment has a 5% return each year and that the Fund’s operating expenses are equal to total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/13 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
R2, R5 Shares | JPMorgan U.S. Large Cap Core Plus Fund | Class R2
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.96%
Dividend Expenses on Short Sales	rr_Component3OtherExpensesOverAssets	0.59%
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.12%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.47%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.32%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	2.15%	[2]
1 Year	rr_ExpenseExampleYear01	218
3 Years	rr_ExpenseExampleYear03	739
5 Years	rr_ExpenseExampleYear05	1,289
10 Years	rr_ExpenseExampleYear10	2,782
1 Year	rr_ExpenseExampleNoRedemptionYear01	218
3 Years	rr_ExpenseExampleNoRedemptionYear03	739
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,289
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,782
R2, R5 Shares | JPMorgan U.S. Large Cap Core Plus Fund | Class R5
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.76%
Dividend Expenses on Short Sales	rr_Component3OtherExpensesOverAssets	0.59%
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.05%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.12%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.77%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.32%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.45%	[2]
1 Year	rr_ExpenseExampleYear01	148
3 Years	rr_ExpenseExampleYear03	526
5 Years	rr_ExpenseExampleYear05	929
10 Years	rr_ExpenseExampleYear10	2,057
1 Year	rr_ExpenseExampleNoRedemptionYear01	148
3 Years	rr_ExpenseExampleNoRedemptionYear03	526
5 Years	rr_ExpenseExampleNoRedemptionYear05	929
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,057

[1]	The Fund's adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class A, Class C and Select Class Shares (excluding Acquired Fund Fees and Expenses, Dividend Expenses Relating to Short Sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) exceed 1.30%, 1.80% and 1.05%, respectively, of their average net assets. This contract cannot be terminated prior to 11/1/13 at which time the Service Providers will determine whether or not to renew or revise it.
[2]	The Fund's adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class R2 and Class R5 Shares (excluding Acquired Fund Fees and Expenses, Dividend Expenses Relating to Short Sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) exceed 1.55% and 0.85%, respectively, of their average net assets. This contract cannot be terminated prior to 11/1/13 at which time the Service Providers will determine whether or not to renew or revise it.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JPMorgan Trust I
Prospectus Date	rr_ProspectusDate	Nov 1, 2011
Document Creation Date	dei_DocumentCreationDate	Jun 29, 2012